Intangible and tangible assets	12 Months Ended
Dec. 31, 2022
Intangible and tangible assets
Intangible and tangible assets

Note 7 Intangible and tangible assets

7.1 Intangible assets

Accounting principles

Goodwill

Guidance for measuring goodwill is presented in Note 1.1 paragraph B to the Consolidated Financial Statements. Goodwill is not amortized but is tested for impairment at least annually and as soon as there is any indication of impairment.

Mineral interests

Unproved mineral interests are tested for impairment based on the results of the exploratory activity or as part of the impairment tests of the cash-generating units to which they are allocated.

Unproved mineral interests are transferred to proved mineral interests at their net book value as soon as proved reserves are booked.

Proved mineral interests are depreciated using the unit-of-production method based on proved reserves.

The corresponding expense is recorded as depreciation of tangible assets and mineral interests.

Other intangible assets

Other intangible assets include patents, and trademarks.

Intangible assets are carried at cost, after deducting any accumulated amortization and accumulated impairment losses.

Intangible assets (excluding mineral interests) that have a finite useful life are amortized on a straight-line basis over three to twenty years depending on the useful life of the assets. The corresponding depreciation expense is recorded under other expense.

As of December 31, 2022		Amortization and
(M$)	Cost	impairment	Net
Goodwill	9,010	(360)	8,650
Proved mineral interests	18,025	(10,088)	7,937
Unproved mineral interests	15,962	(2,946)	13,016
Other intangible assets	6,795	(4,467)	2,328
TOTAL INTANGIBLE ASSETS	49,792	(17,861)	31,931

As of December 31, 2021		Amortization and
(M$)	Cost	impairment	Net
Goodwill	9,728	(899)	8,829
Proved mineral interests	17,382	(9,730)	7,652
Unproved mineral interests	16,637	(2,831)	13,806
Other intangible assets	7,185	(4,988)	2,197
TOTAL INTANGIBLE ASSETS	50,932	(18,448)	32,484

As of December 31, 2020		Amortization and
(M$)	Cost	impairment	Net
Goodwill	9,738	(931)	8,807
Proved mineral interests	16,559	(9,595)	6,964
Unproved mineral interests	20,300	(4,790)	15,510
Other intangible assets	7,212	(4,965)	2,247
TOTAL INTANGIBLE ASSETS	53,809	(20,281)	33,528

Change in net intangible assets is analyzed in the following table:

					Currency
	Net amount as of			Amortization and	translation		Net amount as of
(M$)	January 1,	Expenditures	Disposals	impairment	adjustment	Other	December 31,
2022	32,484	1,991	(75)	(1,582)	(423)	(464)	31,931
2021	33,528	696	(271)	(1,322)	(394)	247	32,484
2020	33,178	784	(277)	(1,430)	305	968	33,528

In 2022, the heading “Amortization and impairment” includes the accounting impact of exceptional asset impairments for an amount of $301 million, resulting in particular from the withdrawal from the North Platte project in the deep waters of the Gulf of Mexico (see note 3, paragraph D to the consolidated financial statements).

In 2022, the heading “Other” mainly reflects the effect of changes in the consolidation scope (in particular the removal of SunPower from the scope of consolidation for USD 167 million).

In 2021, the heading “Amortization and impairment” included the accounting impact of exceptional asset impairments for an amount of $253 million, notably relating to the end of the Qatargas 1 licence agreement and  unconventional assets in the United States (see note 3 paragraph D to the Consolidated Financial Statements).

In 2021, the heading “Other” mainly reflected changes in the consolidation scope (including the acquisition of Blue Raven Solar for $140 million and Fonroche Biogaz) for $89 million.

In 2020, the heading “Amortization and impairment” included the accounting impact of exceptional asset impairments for an amount of $323 million (see note 3 paragraph D to the Consolidated Financial Statements).

In 2020, the heading “Other” mainly reflected changes in the consolidation scope (including the acquisition of the residential gas and electricity supply business in Spain) for $898 million.

A summary of changes in the carrying amount of goodwill by business segment for the year ended December 31, 2022 is as follows:

	Net goodwill as of				Net goodwill as of
(M$)	January 1, 2022	Increases	Impairments	Other	December 31, 2022
Integrated Gas, Renewables & Power	5,243	111	(58)	(273)	5,023
Exploration & Production	2,612	–	–	(31)	2,581
Refining & Chemicals	519	–	–	(17)	502
Marketing & Services	426	108	–	(18)	516
Corporate	29	–	–	(1)	28
TOTAL	8,829	219	(58)	(340)	8,650

7.2 Property, plant and equipment

Accounting principles

Exploration costs

TotalEnergies applies IFRS 6 “Exploration for and Evaluation of Mineral Resources”. Oil and gas exploration and production properties and assets are accounted for in accordance with the Successful Efforts method.

Exploratory wells are capitalized and tested for impairment on an individual basis as follows:

-      Costs of exploratory wells which result in proved reserves are capitalized and then depreciated using the unit-of-production method based on proved developed reserves;

-      Costs of exploratory wells are capitalized as work in progress until proved reserves have been found, if both of the following conditions are met:

●      The well has found a sufficient quantity of reserves to justify, if appropriate, its completion as a producing well, assuming that the required capital expenditures are made;

●      TotalEnergies is making sufficient progress assessing the reserves and the economic and operating viability of the project. This progress is evaluated on the basis of indicators such as whether additional exploratory works are under way or firmly planned (wells, seismic or significant studies), whether costs are being incurred for development studies and whether TotalEnergies is waiting for governmental or other third-party authorization on a proposed project, or availability of capacity on an existing transport or processing facility.

Costs of exploratory wells not meeting these conditions are charged to exploration costs.

Oil and Gas production assets of exploration and production activities

Development costs of oil and gas production facilities are capitalized. These costs include borrowing costs incurred during the period of construction and the present value of estimated future costs of asset retirement obligations.

The depletion rate of development wells and of production assets is equal to the ratio of oil and gas production for the period to proved developed reserves (unit-of-production method).

In the event that, due to the price effect on reserves evaluation, the unit-of-production method does not reflect properly the useful life of the asset, an alternative depreciation method is applied based on the reserves evaluated with the price of the previous year. This was the case for fiscal year 2020 where the method of unit-of-production depreciation was applied to all assets over 2020 based on proved reserves measured with the price used in 2019. As of December 31, 2021, and December 31, 2022, this alternative method is not applied as, given the price used to assess the reserves, the unit-of-production method correctly reflects the useful life of the assets.

With respect to phased development projects or projects subject to progressive well production start-up, the fixed assets’ depreciable amount, excluding production or service wells, is adjusted to exclude the portion of development costs attributable to the undeveloped reserves of these projects.

With respect to production sharing contracts, the unit-of-production method is based on the portion of production and reserves assigned to TotalEnergies taking into account estimates based on the contractual clauses regarding the reimbursement of exploration, development and production costs (cost oil/gas) as well as the sharing of hydrocarbon rights after deduction of cost oil (profit oil/gas).

Hydrocarbon transportation and processing assets are depreciated using the unit-of-production method based on throughput or by using the straight-line method whichever best reflects the economic life of the asset.

Other property, plant and equipment

Other property, plant and equipment are carried at cost, after deducting any accumulated depreciation and accumulated impairment losses. This cost includes borrowing costs directly attributable to the acquisition or production of a qualifying asset incurred until assets are placed in service. Borrowing costs are capitalized as follows:

●      if the project benefits from a specific funding, the capitalization of borrowing costs is based on the borrowing rate;

●      if the project is financed by all TotalEnergies' debt, the capitalization of borrowing costs is based on the weighted average borrowing cost for the period.

Routine maintenance and repairs are charged to expense as incurred. The costs of major turnarounds of refineries and large petrochemical units are capitalized as incurred and depreciated over the period of time between two consecutive major turnarounds.

Other property, plant and equipment are depreciated using the straight-line method over their useful lives, which are as follows:

● Furniture, office equipment, machinery and tools	3-12 years
● Transportation equipment	5-20 years
● Storage tanks and related equipment	10-15 years
● Specialized complex installations and pipelines	10-30 years
● Buildings	10-50 years

As of December 31, 2022		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities
Proved properties	210,079	(146,571)	63,508
Unproved properties	1,023	(268)	755
Work in progress	20,294	(688)	19,606
Subtotal	231,396	(147,527)	83,869
Other property, plant and equipment
Land	3,089	(1,039)	2,050
Machinery, plant and equipment (including transportation equipment)	37,002	(26,079)	10,923
Buildings	10,230	(6,627)	3,603
Work in progress	3,960	(23)	3,937
Other	10,401	(7,682)	2,719
Subtotal	64,682	(41,450)	23,232
TOTAL PROPERTY, PLANT AND EQUIPMENT	296,078	(188,977)	107,101

As of December 31, 2021		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities
Proved properties	212,264	(149,221)	63,043
Unproved properties	1,635	(268)	1,367
Work in progress	18,463	(831)	17,632
Subtotal	232,362	(150,320)	82,042
Other property, plant and equipment
Land	3,145	(973)	2,172
Machinery, plant and equipment (including transportation equipment)	38,285	(26,425)	11,860
Buildings	10,558	(6,646)	3,912
Work in progress	3,625	(8)	3,617
Other	10,434	(7,478)	2,956
Subtotal	66,047	(41,530)	24,517
TOTAL PROPERTY, PLANT AND EQUIPMENT	298,409	(191,850)	106,559

As of December 31, 2020		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities
Proved properties	215,892	(147,914)	67,978
Unproved properties	2,978	(268)	2,710
Work in progress	13,873	(861)	13,012
Subtotal	232,743	(149,043)	83,700
Other property, plant and equipment
Land	2,999	(905)	2,094
Machinery, plant and equipment (including transportation equipment)	39,506	(27,381)	12,125
Buildings	11,184	(6,858)	4,326
Work in progress	3,063	(1)	3,062
Other	10,983	(7,955)	3,028
Subtotal	67,735	(43,100)	24,635
TOTAL PROPERTY, PLANT AND EQUIPMENT	300,478	(192,143)	108,335

Change in net property, plant and equipment is analyzed in the following table:

					Currency
	Net amount as of			Depreciation and	translation		Net amount as of
(M$)	January 1,	Expenditures	Disposals	impairment	adjustment	Other	December 31,
2022	106,559	13,699	(951)	(12,275)	(2,236)	2,305	107,101
2021	108,335	11,647	(705)	(13,133)	(1,739)	2,154	106,559
2020	116,408	9,980	(611)	(21,544)	1,706	2,396	108,335

In 2022, the heading “Disposals” mainly includes the impact of the transfer of assets from TotalEnergies East Africa Midstream to the equity-accounted company EACOP for $508 million.

In 2022, the heading “Depreciation and impairment” includes the impact of impairments of assets recognized for an amount of $888 million, including the withdrawal from the North Platte project in the deep waters of the Gulf of Mexico, and an impairment reversal of $1,196 million on the Company's assets in Canada (see Note 3 paragraph D to the Consolidated Financial Statements).

In 2022, the heading “Other” includes the impact of changes in the consolidation scope, and the impact of new IFRS 16 contracts during the year (mainly FPSOs and vessels) for an amount of $1,969 million.

In 2021, the heading “Disposals” mainly included the sale of non-operated assets in Gabon for $397 million.

In 2021, the heading “Depreciation and impairment” included the impact of impairments of assets recognized for an amount of $615 million including the Company's assets in Myanmar and unconventional assets in the United States (see Note 3 paragraph D to the Consolidated Financial Statements).

In 2021, the heading “Other” included the impact of changes in the consolidation scope, and the impact of the new IFRS 16 contracts of the period (mainly new chartering contracts) for an amount of $1,786 million.

In 2020, the heading “Disposals” mainly included the sale of non strategic assets in the United Kingdom for $240 million.

In 2020, the heading “Depreciation and impairment” included the impact of impairments of assets recognized for an amount of $8,629 million (see Note 3 paragraph D to the Consolidated Financial Statements).

In 2020, the heading “Other” included the impact of changes in the consolidation scope, the impact of the new IFRS 16 contracts of the period (mainly LNG carriers and FPSO vessels) for an amount of $1,815 million, and the reversal of the reclassification under IFRS 5 as at December 31, 2019 for $434 million corresponding to disposals (mainly non strategic assets in the United Kingdom and Total E&P Deep Offshore Borneo BV).

Following the application of IFRS 16 "Leases", property, plant and equipment as at December 31, 2022, 2021 and 2020 presented above include the following amounts for rights of use of assets:

As of December 31, 2022		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities	4,497	(2,121)	2,376
Other property, plant and equipment
Land	1,396	(397)	999
Machinery, plant and equipment (including transportation equipment)	4,691	(2,100)	2,591
Buildings	1,750	(615)	1,135
Other	745	(483)	262
Subtotal	8,582	(3,595)	4,987
TOTAL PROPERTY, PLANT AND EQUIPMENT	13,079	(5,716)	7,363

As of December 31, 2021		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities	3,228	(1,683)	1,545
Other property, plant and equipment
Land	1,441	(324)	1,117
Machinery, plant and equipment (including transportation equipment)	4,910	(1,819)	3,091
Buildings	1,853	(561)	1,292
Other	712	(404)	308
Subtotal	8,916	(3,108)	5,808
TOTAL PROPERTY, PLANT AND EQUIPMENT	12,144	(4,791)	7,353

As of December 31, 2020		Depreciation and
(M$)	Cost	impairment	Net
Property, plant and equipment of exploration and production activities	2,758	(1,297)	1,461
Other property, plant and equipment
Land	1,187	(222)	965
Machinery, plant and equipment (including transportation equipment)	4,606	(1,631)	2,975
Buildings	1,778	(385)	1,393
Other	682	(286)	396
Subtotal	8,253	(2,524)	5,729
TOTAL PROPERTY, PLANT AND EQUIPMENT	11,011	(3,821)	7,190